UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

The schedule of investments as of December 31, 2004 is filed herewith.

SUNAMERICA BLUE CHIP GROWTH FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 95.5%

Aerospace & Military Technology — 3.1%
General Dynamics Corp.	14,500	$1,516,700
United Technologies Corp.	16,100	1,663,935

		3,180,635

Apparel & Textiles — 0.7%
Nike, Inc., Class B	7,800	707,382

Banks — 1.6%
Bank of America Corp.	34,000	1,597,660

Broadcasting & Media — 3.5%
Time Warner, Inc.+	105,700	2,054,808
Viacom, Inc., Class B	40,000	1,455,600

		3,510,408

Chemicals — 1.4%
Dow Chemical Co.	28,000	1,386,280

Computer Software — 5.8%
Adobe Systems, Inc.	19,100	1,198,334
Microsoft Corp.	131,400	3,509,694
Oracle Corp.+	85,000	1,166,200

		5,874,228

Computers & Business Equipment — 4.3%
Dell, Inc.+	49,900	2,102,786
International Business Machines Corp.	22,900	2,257,482

		4,360,268

Conglomerate — 4.5%
Dover Corp.	25,000	1,048,500
General Electric Co.	52,100	1,901,650
Tyco International, Ltd.	46,200	1,651,188

		4,601,338

Electronics — 8.0%
Applied Materials, Inc.+	136,400	2,332,440
Intel Corp.	109,004	2,549,604
L-3 Communications Holdings, Inc.	17,000	1,245,080
Marvell Technology Group, Ltd.+	20,000	709,400
Texas Instruments, Inc.	53,800	1,324,556

		8,161,080

Energy Services — 1.3%
Transocean, Inc.+	30,000	1,271,700

Energy Sources — 1.9%
ChevronTexaco Corp.	19,200	1,008,192
Exxon Mobil Corp.	17,400	891,924

		1,900,116

Financial Services — 8.5%
American Express Co.	31,300	1,764,381
Capital One Financial Corp.	24,900	2,096,829
Citigroup, Inc.	20,000	963,600
Goldman Sachs Group, Inc.	11,500	1,196,460
Merrill Lynch & Co., Inc.	30,000	1,793,100
Morgan Stanley	15,250	846,680

		8,661,050

Food, Beverage & Tobacco — 3.6%
Coca-Cola Co.	50,000	2,081,500
PepsiCo, Inc.	29,100	1,519,020

		3,600,520

Health Services — 3.0%
Pacificare Health Systems, Inc.+	20,000	1,130,400
WellPoint, Inc.+	17,000	1,955,000

		3,085,400

Household & Personal Products — 3.4%
Estee Lauder Cos., Inc., Class A	25,200	1,153,404
Procter & Gamble Co.	40,800	2,247,264

		3,400,668

Internet Content — 2.0%
eBay, Inc.+	17,700	2,058,156

Internet Software — 0.8%
Symantec Corp.+	29,600	762,496

Leisure & Tourism — 3.1%
Carnival Corp.	34,600	1,993,998
Hilton Hotels Corp.	50,000	1,137,000

		3,130,998

Manufacturing — 0.9%
ITT Industries, Inc.	11,000	928,950

Medical Products — 7.8%
Becton Dickinson & Co.	31,300	1,777,840
Johnson & Johnson	60,700	3,849,594
Medtronic, Inc.	25,000	1,241,750
St. Jude Medical, Inc.+	25,800	1,081,794

		7,950,978

Pharmaceuticals — 8.6%
Abbott Laboratories	25,000	1,166,250
Amgen, Inc.+	29,100	1,866,765
Gilead Sciences, Inc.+	30,000	1,049,700
Merck & Co., Inc.	30,000	964,200
Pfizer, Inc.	135,545	3,644,805

		8,691,720

Retail — 7.8%
AnnTaylor Stores Corp.+	45,000	968,850
Bed Bath & Beyond, Inc.+	24,000	955,920
Home Depot, Inc.	25,000	1,068,500
Kohl’s Corp.+	14,400	708,048
Limited Brands, Inc.	37,600	865,552
Target Corp.	25,000	1,298,250
Wal-Mart Stores, Inc.	39,000	2,059,980

		7,925,100

Telecommunications — 7.7%
Cisco Systems, Inc.+	114,500	2,209,850
Motorola, Inc.	64,000	1,100,800
Nextel Communications, Inc., Class A+	38,500	1,155,000
Nokia Corp. Sponsored ADR	110,000	1,723,700
QUALCOMM, Inc.	39,350	1,668,440

		7,857,790

Transportation — 2.2%
United Parcel Service, Inc., Class B	26,600	2,273,236

Total Long-Term Investment Securities—95.5% (cost $88,700,163)		96,878,157

REPURCHASE AGREEMENTS — 3.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,155,000)	3,155,000	3,155,000

TOTAL INVESTMENTS (cost $91,855,163)(2)	98.6%	100,033,157
Other assets less liabilities	1.4	1,408,063

NET ASSETS	100.0%	$101,441,220

+	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SUNAMERICA GROWTH OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 (unaudited)

Security Description	Shares\ Principal Amount	Value (Note 1)

COMMON STOCK — 94.8%
Aerospace & Military Technology — 2.2%
Alliant Techsystems, Inc.+	34,900	$2,281,762

Apparel & Textiles — 2.0%
Fossil, Inc.+	81,700	2,094,788

Banks — 5.3%
Franklin Bank Corp.+	83,500	1,523,875
Signature Bank+	121,000	3,915,560

		5,439,435

Business Services — 1.1%
Valassis Communications, Inc.+	31,700	1,109,817

Communication Equipment — 1.4%
Tekelec, Inc.+	69,100	1,412,404

Computer Software — 10.2%
BMC Software, Inc.+	75,000	1,395,000
Cerner Corp.+	10,000	531,700
Cognos, Inc.+	90,300	3,978,618
FutureLink Corp.+	11,714	1
Keane, Inc.+	69,500	1,021,650
Lawson Software, Inc.+	278,300	1,911,921
Niku Corp.+	25,000	504,000
Parametric Technology Corp.+	208,600	1,228,654

		10,571,544

Conglomerate — 3.5%
Roper Industries, Inc.	59,700	3,627,969

Electronics — 10.2%
AMETEK, Inc.	123,400	4,401,678
Lam Research Corp.+	166,900	4,825,079
PMC-Sierra, Inc.+	90,000	1,012,500
Vitesse Semiconductor Corp.+	100,000	353,000

		10,592,257

Energy Services — 8.5%
Atwood Oceanics, Inc.+	25,000	1,302,500
Global Industries, Ltd.+	312,900	2,593,941
Patterson-UTI Energy, Inc.	100,700	1,958,615
Tidewater, Inc.	31,700	1,128,837
Todco, Class A+	99,100	1,825,422

		8,809,315

Financial Services — 7.1%
MarketAxess Holdings, Inc.+	60,400	1,027,404
Nelnet, Inc., Class A+	87,700	2,361,761
Piper Jaffray Cos.+	83,500	4,003,825

		7,392,990

Food, Beverage & Tobacco — 0.6%
SunOpta, Inc.+	83,500	599,530

Health Services — 3.1%
Covance, Inc.+	400	15,500
LCA-Vision, Inc.	92,550	2,164,745
Pediatrix Medical Group, Inc.+	8,000	512,400
United Surgical Partners Intl., Inc.+	12,000	500,400

		3,193,045

Insurance — 0.5%
First Health Group Corp.+	25,000	467,750

Internet Content — 2.0%
Blue Nile, Inc.+	18,200	502,684
CNET Networks, Inc.+	139,100	1,562,093

		2,064,777

Internet Software — 2.4%
McAfee, Inc.+	50,000	1,446,500
SupportSoft, Inc.+	147,500	982,350

		2,428,850

Machinery — 6.6%
Idex Corp.	98,300	3,981,150
Nordson Corp.	72,200	2,893,054

		6,874,204

Manufacturing — 1.7%
HNI Corp.	41,800	1,799,490

Medical Products — 4.1%
Advanced Neuromodulation Systems, Inc.+	55,600	2,193,976
Cypress Bioscience, Inc.+	69,500	977,170
Encore Medical Corp.+	69,500	471,905
ID Biomedical Corp.+	31,700	472,013
Vnus Medical Technologies, Inc.+	10,000	135,200

		4,250,264

Metals & Mining — 1.3%
Worthington Industries, Inc.	69,500	1,360,810

Pharmaceuticals — 10.4%
BioMarin Pharmaceutical, Inc.+	31,700	202,563
Cephalon, Inc.+	28,400	1,444,992
Critical Therapeutics, Inc.+	104,300	834,400
Integra Lifesciences Holdings Corp.+	115,400	4,261,722
Medicines Co.+	69,500	2,001,600
Onyx Pharmaceuticals, Inc.+	21,100	683,429
Par Pharmaceutical Cos., Inc.+	31,700	1,311,746

		10,740,452

Restaurants — 2.4%
Applebees International, Inc.	83,500	2,208,575
Texas Roadhouse, Inc., Class A+	10,600	313,230

		2,521,805

Retail — 1.3%
Guitar Center, Inc.+	26,400	1,391,016

Telecommunications — 1.8%
Alvarion, Ltd.+	139,100	1,847,248
Jamdat Mobile, Inc.+	400	8,260

		1,855,508

Transportation — 5.1%
C.H. Robinson Worldwide, Inc.	41,800	2,320,736
Hornbeck Offshore Services, Inc.+	152,900	2,950,970

		5,271,706

Total Long-Term Investment Securities—94.8% (cost $86,551,573)		98,151,488

REPURCHASE AGREEMENTS — 6.0%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	222,000	222,000
UBS Securities, LLC Joint Repurchase Agreement (1)	6,000,000	6,000,000

Total Repurchase Agreements (cost $6,222,000)		6,222,000

TOTAL INVESTMENTS (cost $92,773,573)(2)	100.8%	104,373,488
Liabilities in excess of other assets	(0.8)	(826,814)

NET ASSETS	100.0%	$103,546,674

+	Non-income producing securities
(1)	See note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SUNAMERICA NEW CENTURY FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.5%
Aerospace & Military Technology — 6.7%
Alliant Techsystems, Inc.+	51,900	$3,393,222
General Dynamics Corp.	33,500	3,504,100

		6,897,322

Banks — 5.3%
Hibernia Corp., Class A	104,800	3,092,648
Signature Bank+	72,000	2,329,920

		5,422,568

Broadcasting & Media — 0.7%
Radio One, Inc., Class D+	44,500	717,340

Business Services — 4.9%
Fastenal Co.	53,000	3,262,680
Stericycle, Inc.+	37,700	1,732,315

		4,994,995

Computer Software — 5.9%
Cognos, Inc.+	80,100	3,529,206
Manhattan Associates, Inc.+	54,700	1,306,236
Siebel Systems, Inc.+	118,600	1,245,300

		6,080,742

Conglomerate — 3.8%
Dover Corp.	56,000	2,348,640
Roper Industries, Inc.	25,000	1,519,250

		3,867,890

Electronics — 15.5%
Analog Devices, Inc.	45,800	1,690,936
Flextronics International, Ltd.+	158,500	2,190,470
L-3 Communications Holdings, Inc.	15,000	1,098,600
Lam Research Corp.+	94,900	2,743,559
Marvell Technology Group, Ltd.+	101,500	3,600,205
National Semiconductor Corp.	53,300	956,735
Rockwell Automation, Inc.	72,400	3,587,420

		15,867,925

Energy Services — 2.7%
Patterson-UTI Energy, Inc.	34,800	676,860
Rowan Cos., Inc.+	79,100	2,048,690

		2,725,550

Energy Sources — 3.0%
EOG Resources, Inc.	43,800	3,125,568

Financial Services — 7.3%
Ameritrade Holding Corp.+	175,800	2,499,876
Knight Trading Group, Inc., Class A+	77,900	853,005
Nelnet, Inc., Class A+	57,700	1,553,861
Providian Financial Corp.+	154,300	2,541,321

		7,448,063

Forest Products — 0.5%
Smurfit-Stone Container Corp.+	28,800	537,984

Health Services — 4.5%
Centene Corp.+	161,200	4,570,020

Household & Personal Products — 2.0%
Yankee Candle Co., Inc.+	61,900	2,053,842

Internet Software — 3.2%
VeriSign, Inc.+	97,600	3,271,552

Leisure & Tourism — 1.2%
Starwood Hotels & Resorts Worldwide, Inc.	21,100	1,232,240

Machinery — 2.0%
Nordson Corp.	52,700	2,111,689

Manufacturing — 1.9%
ITT Industries, Inc.	23,200	1,959,240

Medical Products — 4.7%
Millennium Pharmaceuticals, Inc.+	94,600	1,146,552
Neurocrine Biosciences, Inc.+	12,800	631,040
St. Jude Medical, Inc.+	72,200	3,027,346

		4,804,938

Metals & Mining — 2.8%
Cleveland-Cliffs, Inc.	27,400	2,845,764

Pharmaceuticals — 3.4%
Critical Therapeutics, Inc.+	35,500	284,000
Cubist Pharmaceuticals, Inc.+	91,200	1,078,896
Forest Laboratories, Inc.+	17,800	798,508
Gilead Sciences, Inc.+	37,500	1,312,125

		3,473,529

Restaurants — 3.3%
Applebees International, Inc.	64,400	1,703,380
Ruby Tuesday, Inc.	65,800	1,716,064

		3,419,444

Retail — 1.9%
Williams-Sonoma, Inc.+	57,100	2,000,784

Telecommunications — 8.3%
Andrew Corp.+	144,000	1,962,720
Avaya, Inc.+	161,000	2,769,200
NII Holdings, Inc.+	79,200	3,758,040

		8,489,960

Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	36,100	2,004,272

Total Long-Term Investment Securities — 97.5% (cost $82,419,126)		99,923,221

REPURCHASE AGREEMENTS — 2.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	804,000	$804,000
UBS Securities, LLC. Joint Repurchase Agreement Account(2)	2,000,000	2,000,000

Total Repurchase Agreements (cost $2,804,000)		2,804,000

TOTAL INVESTMENTS (cost $85,223,126)(2)	100.3%	102,727,221
Liabilities in excess of other assets	(0.3)	(261,945)

NET ASSETS	100.0%	$102,465,276

+	Non-income producing securities
(1)	See note 2 for details of Joint Repurchase Agreement
(2)	See note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SUNAMERICA GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.5%
Aerospace & Military Technology — 5.0%
Alliant Techsystems, Inc.+	45,000	$2,942,100
General Dynamics Corp.	25,000	2,615,000
United Technologies Corp.	30,000	3,100,500

		8,657,600

Banks — 7.2%
Bank of America Corp.	104,400	4,905,756
Mellon Financial Corp.	60,300	1,875,933
U.S. Bancorp	103,500	3,241,620
Wells Fargo & Co.	39,500	2,454,925

		12,478,234

Broadcasting & Media — 5.9%
Comcast Corp., Class A+	58,500	1,946,880
Fox Entertainment Group, Inc., Class A+	100,000	3,126,000
Time Warner, Inc.+	163,500	3,178,440
Walt Disney Co.	72,700	2,021,060

		10,272,380

Chemicals — 2.8%
du Pont (E.I.) de Nemours & Co.	100,000	4,905,000

Computer Software — 4.3%
Microsoft Corp.	211,400	5,646,494
Oracle Corp.+	135,000	1,852,200

		7,498,694

Computers & Business Equipment — 5.0%
Dell, Inc.+	43,200	1,820,448
Hewlett-Packard Co.	150,000	3,145,500
International Business Machines Corp.	38,000	3,746,040

		8,711,988

Conglomerate — 6.8%
Dover Corp.	65,000	2,726,100
General Electric Co.	160,000	5,840,000
Tyco International, Ltd.	90,600	3,238,044

		11,804,144

Electronics — 4.4%
Applied Materials, Inc.+	200,000	3,420,000
Intel Corp.	100,000	2,339,000
L-3 Communications Holdings, Inc.	25,000	1,831,000

		7,590,000

Energy Sources — 6.9%
ChevronTexaco Corp.	74,000	3,885,740
Exxon Mobil Corp.	112,200	5,751,372
Marathon Oil Corp.	60,000	2,256,600

		11,893,712

Financial Services — 10.6%
American Express Co.	66,300	3,737,331
Capital One Financial Corp.	28,700	2,416,827
Citigroup, Inc.	116,100	5,593,698
Goldman Sachs Group, Inc.	17,100	1,779,084
J.P. Morgan Chase & Co.	71,800	2,800,918
Morgan Stanley	38,800	2,154,176

		18,482,034

Food, Beverage & Tobacco — 6.1%
Altria Group, Inc.	43,400	2,651,740
Coca-Cola Co.	63,000	2,622,690
Diageo, PLC Sponsored ADR	40,000	2,315,200
General Mills, Inc.	60,000	2,982,600

		10,572,230

Health Services — 1.5%
WellPoint, Inc.+	23,000	2,645,000

Household & Personal Products — 2.5%
Estee Lauder Cos., Inc., Class A	39,300	1,798,761
Procter & Gamble Co.	46,600	2,566,728

		4,365,489

Insurance — 2.1%
Allstate Corp.	35,000	1,810,200
Chubb Corp.	25,000	1,922,500

		3,732,700

Manufacturing — 1.5%
ITT Industries, Inc.	30,000	2,533,500

Medical Products — 4.8%
Becton Dickinson & Co.	48,000	2,726,400
Johnson & Johnson	45,000	2,853,900
Medtronic, Inc.	55,000	2,731,850

		8,312,150

Pharmaceuticals — 5.1%
Amgen, Inc.+	30,300	1,943,745
Merck & Co., Inc.	100,000	3,214,000
Pfizer, Inc.	137,750	3,704,098

		8,861,843

Restaurants — 2.1%
Wendy’s International, Inc.	93,000	3,651,180

Retail — 8.1%
Federated Department Stores, Inc.	50,000	2,889,500
Home Depot, Inc.	60,000	2,564,400
Limited Brands, Inc.	150,000	3,453,000
Wal-Mart Stores, Inc.	96,000	5,070,720

		13,977,620

Telecommunications — 4.8%
BellSouth Corp.	65,000	1,806,350
Cisco Systems, Inc.+	84,300	1,626,990
Nextel Communications, Inc., Class A+	60,000	1,800,000
Verizon Communications, Inc.	75,000	3,038,250

		8,271,590

Transportation — 1.0%
United Parcel Service, Inc., Class B	20,000	1,709,200

Total Long-Term Investment Securities — 98.5% (cost $153,030,282)		170,926,288

REPURCHASE AGREEMENTS — 1.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	132,000	132,000
UBS Securities, LLC Joint Repurchase Agreement(1)	3,000,000	3,000,000

Total Repurchase Agreements (cost $3,132,000)		3,132,000

TOTAL INVESTMENTS (cost $156,162,282)(2)	100.3%	174,058,288
Liabilities in excess of other assets	(0.3)	(504,783)

NET ASSETS	100.0%	$173,553,505

+	Non-income producing securities

ADR-American Depository Receipt

(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SUNAMERICA BALANCED ASSETS FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 (unaudited)

Security Description	Shares\ Principal Amount	Value (Note 1)

COMMON STOCK — 64.5%
Aerospace & Military Technology — 2.7%
General Dynamics Corp.	19,300	$2,018,780
United Technologies Corp.	38,400	3,968,640

		5,987,420

Apparel & Textiles — 0.3%
Nike, Inc., Class B	8,200	743,658

Banks — 5.4%
Bank of America Corp.	79,400	3,731,006
Comerica, Inc.	30,000	1,830,600
North Fork Bancorp., Inc.	52,500	1,514,625
U.S. Bancorp	76,700	2,402,244
Wells Fargo & Co.	41,700	2,591,655

		12,070,130

Broadcasting & Media — 2.8%
Comcast Corp., Class A+	70,000	2,329,600
Time Warner, Inc.+	124,500	2,420,280
Viacom, Inc., Class B	45,000	1,637,550

		6,387,430

Chemicals — 1.8%
Dow Chemical Co.	51,000	2,525,010
du Pont (E.I.) de Nemours & Co.	30,000	1,471,500

		3,996,510

Computer Software — 2.6%
Microsoft Corp.	160,200	4,278,942
Oracle Corp.+	110,000	1,509,200

		5,788,142

Computers & Business Equipment — 2.4%
Dell, Inc.+	38,700	1,630,818
International Business Machines Corp.	30,200	2,977,116
Xerox Corp.+	50,000	850,500

		5,458,434

Conglomerate — 5.7%
Dover Corp.	50,000	2,097,000
General Electric Co.	164,800	6,015,200
Roper Industries, Inc.	25,000	1,519,250
Tyco International, Ltd.	85,600	3,059,344

		12,690,794

Electronics — 3.6%
Applied Materials, Inc.+	147,200	2,517,120
Intel Corp.	81,500	1,906,285
L-3 Communications Holdings, Inc.	30,000	2,197,200
Texas Instruments, Inc.	61,200	1,506,744

		8,127,349

Energy Services — 0.8%
Transocean, Inc.+	40,000	1,695,600

Energy Sources — 2.5%
ChevronTexaco Corp.	28,800	1,512,288
Exxon Mobil Corp.	81,900	4,198,194

		5,710,482

Financial Services — 6.9%
American Express Co.	45,400	2,559,198
Capital One Financial Corp.	34,400	2,896,824
Citigroup, Inc.	79,500	3,830,310
Goldman Sachs Group, Inc.	15,100	1,571,004
J.P. Morgan Chase & Co.	31,700	1,236,617
Merrill Lynch & Co., Inc.	40,000	2,390,800
Morgan Stanley	19,750	1,096,520

		15,581,273

Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.	31,100	1,900,210
Coca-Cola Co.	50,000	2,081,500
Diageo, PLC Sponsored ADR	30,000	1,736,400
PepsiCo, Inc.	29,200	1,524,240

		7,242,350

Health Services — 1.8%
PacifiCare Health Systems, Inc.+	30,000	1,695,600
WellPoint, Inc.+	20,000	2,300,000

		3,995,600

Household & Personal Products — 1.6%
Estee Lauder Cos., Inc., Class A	33,400	1,528,718
Procter & Gamble Co.	35,700	1,966,356

		3,495,074

Leisure & Tourism — 1.1%
Carnival Corp.	43,400	2,501,142

Manufacturing — 0.6%
ITT Industries, Inc.	17,000	1,435,650

Medical Products — 3.8%
Becton Dickinson & Co.	38,700	2,198,160
Johnson & Johnson	50,700	3,215,394
Medtronic, Inc.	30,000	1,490,100
St. Jude Medical, Inc.+	40,000	1,677,200

		8,580,854

Pharmaceuticals — 3.3%
Abbott Laboratories	35,000	1,632,750
Amgen, Inc.+	29,200	1,873,180
Merck & Co., Inc.	40,000	1,285,600
Pfizer, Inc.	99,760	2,682,546

		7,474,076

Restaurants — 0.7%
McDonald’s Corp.	50,000	1,603,000

Retail — 4.9%
AnnTaylor Stores Corp.+	70,000	1,507,100
Bed Bath & Beyond, Inc.+	35,000	1,394,050
Home Depot, Inc.	40,000	1,709,600
Kohl’s Corp.+	14,500	712,965
Limited Brands, Inc.	56,900	1,309,838
Target Corp.	30,000	1,557,900
Wal-Mart Stores, Inc.	52,800	2,788,896

		10,980,349

Telecommunications — 5.1%
Cisco Systems, Inc.+	84,600	1,632,780
Motorola, Inc.	90,100	1,549,720
Nextel Communications, Inc., Class A+	53,700	1,611,000
Nokia Corp. Sponsored ADR	140,000	2,193,800
QUALCOMM, Inc.	41,250	1,749,000
Verizon Communications, Inc.	67,600	2,738,476

		11,474,776

Transportation — 0.9%
United Parcel Service, Inc., Class B	22,600	1,931,396

Total Common Stock (cost $131,220,683)		144,951,489

CORPORATE BONDS — 17.4%
Automotive — 0.7%
Dana Corp. 5.85% due 01/15/15*	$135,000	133,650
Delphi Corp. 6.50% due 08/15/13	376,000	371,831
General Motors Corp. 8.38% due 07/15/33	355,000	367,810
General Motors Corp. 8.80% due 03/01/21	319,000	345,192
Hertz Corp. 4.70% due 10/02/06	34,000	34,371
Hertz Corp. 6.90% due 08/15/14	73,000	75,265
Hertz Corp. 7.63% due 06/01/12	129,000	141,277

		1,469,396

Banks — 2.1%
American Express Centurion Bank 2.57% due 01/18/05(1)(4)	129,000	129,000
BankBoston Capital Trust IV 3.04% due 03/08/05(1)	222,000	214,075
Credit Suisse First Boston New York 6.50% due 05/01/08*	129,000	139,244
Credit Suisse First Boston U.S.A., Inc. 4.88% due 01/15/15	259,000	255,790
First Maryland Capital II 3.01% due 02/01/05(1)	196,000	189,995
HSBC Bank USA 5.88% due 11/01/34	269,000	272,389
Huntington National Bank 8.00% due 04/01/10	237,000	275,442
Key Bank NA 4.10% due 06/30/05	238,000	239,673
Key Bank NA 5.80% due 07/01/14	237,000	251,003
Key Bank NA 7.00% due 02/01/11	89,000	100,038
National City Bank 3.38% due 10/15/07	260,000	258,580
PNC Funding Corp. 5.75% due 08/01/06	240,000	248,891
Popular North America, Inc. 6.13% due 10/15/06	348,000	362,683
Rabobank Capital Funding Trust III 5.25% due 12/31/16*(2)	247,000	245,658
Summit Capital Trust I, Series B 8.40% due 03/15/27	310,000	342,615
US Bank NA 3.70% due 08/01/07	209,000	209,387
US Bank NA 3.90% due 08/15/08	38,000	38,104
Washington Mutual Bank FA 5.13% due 01/15/15	338,000	335,704
Washington Mutual Bank FA 5.50% due 01/15/13	238,000	245,783
Wells Fargo & Co. 4.20% due 01/15/10	126,000	126,512
Wells Fargo & Co. 5.13% due 09/01/12	167,000	172,698

		4,653,264

Broadcasting & Media — 1.5%
Cablevision Systems Corp. 8.00% due 04/15/12*	170,000	181,475
Charter Communications Holdings, LLC 11.13% due 01/15/11	510,000	461,550
Cox Communications, Inc. 7.13% due 10/01/12	108,000	121,053
Cox Communications, Inc. 7.75% due 08/15/06	137,000	145,725
Cox Communications, Inc. 7.75% due 11/01/10	376,000	430,706
Cox Enterprises, Inc. 8.00% due 02/15/07*	134,000	144,128
CSC Holdings, Inc. 7.63% due 04/01/11	25,000	26,938
CSC Holdings, Inc. 7.88% due 02/15/18	125,000	135,000
Historic TW, Inc. 6.88% due 06/15/18	129,000	145,865
Insight Communications Co., Inc. 12.25% due 02/15/11(2)	300,000	291,750
Interpublic Group Co., Inc. 6.25% due 11/15/14	269,000	272,190
Liberty Media Corp. 3.99% due 03/15/05(1)	223,000	225,734
News America Holdings, Inc. 7.75% due 12/01/45	205,000	249,141
TCI Communications, Inc. 7.88% due 02/15/26	161,000	197,712
TCI Communications, Inc. 8.75% due 08/01/15	155,000	197,696
Young Broadcasting, Inc. 10.00% due 03/01/11	100,000	106,750

		3,333,413

Business Services — 0.3%
Allied Waste North America, Inc., Series B 5.75% due 02/15/11	175,000	164,500
Convergys Corp. 4.88% due 12/15/09	216,000	215,015
PHH Corp. 6.00% due 03/01/08	216,000	227,776

		607,291

Chemicals — 0.6%
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10	38,000	38,309
Huntsman, LLC 11.63% due 10/15/10	260,000	307,450
Lubrizol Corp. 6.50% due 10/01/34	153,000	155,824
Lubrizol Corp. 7.25% due 06/15/25	374,000	408,143
Rohm & Haas Co. 7.85% due 07/15/29	156,000	203,507
RPM International, Inc. 4.45% due 10/15/09*	183,000	179,439

		1,292,672

Computers & Business Equipment — 0.0%
Computer Sciences Corp. 6.75% due 06/15/06	38,000	39,788
Xerox Corp. 6.88% due 08/15/11	25,000	26,625

		66,413

Conglomerate — 0.2%
Bombardier, Inc. 6.30% due 05/01/14*	265,000	229,888
Tyco International Group SA 4.44% due 06/15/07*	210,000	213,368

		443,256

Energy Services — 0.2%
ConocoPhillips 7.00% due 03/30/29	360,000	422,356

Energy Sources — 0.3%
Chesapeake Energy Corp. 7.75% due 01/15/15	225,000	244,687
Enterprise Products Operating LP 6.65% due 10/15/34*	306,000	316,487
Pemex Project Funding Master Trust 8.63% due 02/01/22	153,000	178,016

		739,190

Financial Services — 4.9%
Chukchansi Economic Development Authority 14.50% due 06/15/09*	300,000	378,000
CIT Group, Inc. 4.13% due 11/03/09	200,000	199,109
Citigroup, Inc. 5.00% due 09/15/14*	121,000	121,584
Citigroup Global Markets Holdings, Inc. 5.88% due 03/15/06	276,000	284,582
Consolidated Communications Holdings 9.75% due 4/01/12*	245,000	264,600
Countrywide Home Loans, Inc. 5.50% due 08/01/06	324,000	334,115
Ford Motor Credit Co. 5.70% due 01/15/10	139,000	140,265
Ford Motor Credit Co. 6.88% due 02/01/06	216,000	222,523
Ford Motor Credit Co. 7.00% due 10/01/13	108,000	114,494
Ford Motor Credit Co. 7.38% due 10/28/09	224,000	241,622
FPL Group Capital, Inc. 3.25% due 04/11/06	38,000	38,020
General Electric Capital Corp. 2.80% due 01/15/07	261,000	257,537
General Electric Capital Corp. 4.38% due 11/21/11	216,000	214,718
General Electric Capital Corp. 5.38% due 03/15/07	216,000	224,368
General Electric Capital Corp. 5.88% due 02/15/12	324,000	350,573
General Motors Acceptance Corp. 6.88% due 09/15/11	567,000	581,058
HSBC Finance Corp. 4.13% due 11/16/09	216,000	214,839
iPCS Escrow Co. 11.50% due 05/01/12*	475,000	539,125
J.P. Morgan Chase & Co. 5.25% due 05/30/07	276,000	286,928
J.P. Morgan Chase & Co. 6.63% due 03/15/12	238,000	266,397
J.P. Morgan Chase Capital XIII 3.50% due 03/30/05(1)	186,000	184,976
Lehman Brothers Holdings, Inc. 6.63% due 01/18/12	139,000	155,428
Morgan Stanley 4.00% due 01/15/10	16,000	15,818
Morgan Stanley Dean Witter Capital I 7.20% due 01/15/05(3)	2,500,000	2,837,425
NGC Corp. Capital Trust I, Series B 8.32% due 06/01/27	400,000	339,500
Pricoa Global Funding I 4.35% due 06/15/08*	130,000	131,936
Px Escrow Corp. 9.63% due 02/01/06(2)	75,000	73,125
Residential Funding Mtg. Securities II Series 2004-HI1 A3 3.05% due 07/25/16	1,500,000	1,474,811
TIAA Global Markets 4.13% due 11/15/07*	177,000	179,257
Washington Mutual Capital I 8.38% due 06/01/27	284,000	314,909
Washington Mutual, Inc. 4.38% due 01/15/08	108,000	109,684

		11,091,326

Food, Beverage & Tobacco — 0.2%
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22	34,000	45,334
PepsiCo, Inc. 3.20% due 05/15/07	241,000	239,836
Safeway, Inc. 6.50% due 03/01/11	108,000	118,280

		403,450

Forest Products — 0.2%
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23	175,000	172,375
Georgia-Pacific Corp. 8.00% due 01/15/24	50,000	58,000
West Fraser Timber Co., Ltd. 5.20% due 10/15/14*	151,000	151,596
Weyerhaeuser Co. 5.50% due 03/15/05	71,000	71,327
Weyerhaeuser Co. 6.13% due 03/15/07	104,000	109,506

		562,804

Health Services — 0.2%
Community Health Systems, Inc. 6.50% due 12/15/12*	125,000	125,938
HCA, Inc. 6.95% due 05/01/12	175,000	184,258
IASIS Healthcare Capital Corp. 8.75% due 06/15/14	45,000	49,050
Tenet Healthcare Corp. 6.50% due 06/01/12	150,000	138,750

		497,996

Household & Personal Products — 0.0%
Revlon Consumer Products Corp. 8.63% due 02/01/08	50,000	44,625

Housing & Household Durables — 0.1%
Maytag Corp. 5.00% due 05/15/15	197,000	183,100

Insurance — 0.8%
Allstate Corp. 7.20% due 12/01/09	238,000	269,720
Assurant, Inc. 5.63% due 02/15/14	101,000	104,308
Assurant, Inc. 6.75% due 02/15/34	135,000	146,239
Fidelity National Financial, Inc. 7.30% due 08/15/11	284,000	311,615
Metropolitan Life Global Funding I 4.75% due 06/20/07*	281,000	288,298
Ohio Casualty Corp. 7.30% due 06/15/14	201,000	216,315
Selective Insurance Group, Inc. 7.25% due 11/15/34*	135,000	137,143
XL Capital, Ltd. 6.38% due 11/15/24	331,000	348,419

		1,822,057

Leisure & Tourism — 1.1%
American Airlines, Inc. Pass-Thru Certificates, Series 2001-1 A - 2 6.82% due 11/23/12	325,000	307,007
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1 A - 2 6.88% due 01/02/11	121,188	116,872
Atlas Air, Inc. Pass-Thru Certificates, Series 1999-1 B 7.63% due 07/02/16	499,529	368,650
Atlas Air, Inc. Pass-Thru Certificates, Series 2000-1 A 8.71% due 07/02/21	193,578	195,705
Continental Airlines, Inc. 6.95% due 08/02/09	176,907	143,480
Continental Airlines, Inc. 9.56% due 09/01/19	217,940	219,560
Delta Air Lines, Inc. 10.00% due 08/15/08	100,000	73,750
Hilton Hotels Corp. 7.50% due 12/15/17	264,000	308,663
Hilton Hotels Corp. 7.95% due 04/15/07	261,000	283,885
MGM Mirage, Inc. 5.88% due 02/27/14	350,000	343,875
Riviera Holdings Corp. 11.00% due 06/15/10	55,000	61,462
Six Flags, Inc. 9.75% due 04/15/13	40,000	40,600

		2,463,509

Medical Products — 0.1%
Allegiance Corp. 7.00% due 10/15/26	269,000	290,440

Pharmaceuticals — 0.3%
Merck & Co., Inc. 2.50% due 03/30/07	129,000	125,928
Merck & Co., Inc. 5.95% due 12/01/28	128,000	132,481
Pfizer, Inc. 2.50% due 03/15/07	276,000	270,354
Schering-Plough Co. 6.75% due 12/01/33	34,000	38,272
Wyeth 6.95% due 03/15/11	123,000	138,493

		705,528

Real Estate Investment Trusts — 0.1%
Omega Healthcare Investors, Inc. 7.00% due 04/01/14	150,000	154,125

Retail — 0.4%
May Department Stores Co. 3.95% due 07/15/07	209,000	209,353
May Department Stores Co. 6.65% due 07/15/24	231,000	243,065
Rent-Way, Inc. 11.88% due 06/15/10	125,000	140,781
Wal-Mart Stores, Inc. 6.88% due 08/10/09	276,000	309,918

		903,117

Telecommunications — 2.0%
American Cellular Corp. 10.00% due 08/01/11	400,000	343,000
Ameritech Capital Funding 6.45% due 01/15/18	183,000	198,942
AT&T Wireless Services, Inc. 7.35% due 03/01/06	302,000	315,934
Bellsouth Telecommunications, Inc. 5.85% due 11/15/45	135,000	130,048
Citizens Communications Co. 9.00% due 08/15/31	132,000	150,810
FairPoint Communications, Inc. 9.50% due 05/01/08	400,000	406,000
GTE Corp. 7.90% due 02/01/27	262,000	286,634
LCI International, Inc. 7.25% due 06/15/07	390,000	379,275
New York Telephone Co. 7.00% due 06/15/13	237,000	261,808
Nextel Communications, Inc. 5.95% due 03/15/14	225,000	232,875
Nextel Communications, Inc. 7.38% due 08/01/15	300,000	330,000
Qwest Corp. 7.13% due 11/15/43	425,000	388,875
Rural Cellular Corp. 9.75% due 01/15/10	400,000	362,000
Telecom Italia Capital SA 4.00% due 01/15/10*	237,000	232,376
Verizon New York, Inc. 7.38% due 04/01/32	34,000	39,000
Verizon Pennsylvania, Inc. 8.75% due 08/15/31	156,000	206,902
Verizon Virginia, Inc. 8.38% due 10/01/29	188,000	238,679

		4,503,158

Transportation — 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20	188,000	244,678

Utilities — 1.0%
AES Corp. 7.75% due 03/01/14	575,000	623,875
Duke Capital, LLC 8.00% due 10/01/19	216,000	263,593
Edison Mission Energy 9.88% due 04/15/11	250,000	296,250
El Paso Production Holding Co. 7.75% due 06/01/13	180,000	188,550
Pnpp II Funding Corp. 9.12% due 05/30/16	134,000	157,631
Reliant Energy, Inc. 9.50% due 07/15/13	200,000	227,250
Virginia Electric & Power Co. 5.75% due 03/31/06	179,000	184,272
Williams Cos, Inc. 7.88% due 09/01/21	175,000	195,125

		2,136,546

Total Corporate Bonds (cost $38,792,128)		39,033,710

CONVERTIBLE BONDS — 0.0%
Leisure & Tourism — 0.0%
Six Flags, Inc. 4.50% due 05/15/15 (cost $52,375)	50,000	56,250

FOREIGN BONDS & NOTES — 1.9%
Banks — 0.2%
European Investment Bank 4.00% due 03/15/05	180,000	180,733
HBOS Treasury Services, PLC 3.50% due 11/30/07*	281,000	280,026

		460,759

Broadcasting & Media — 0.2%
Telenet Group Holding NV 11.50% due 06/15/14*(2)	575,000	437,000

Financial Services — 0.2%
Deutsche Telekom International Finance BV 8.75% due 06/15/30	399,000	526,863

Forest Products — 0.0%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10	100,000	108,375

Insurance — 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15	175,000	178,500

Machinery — 0.0%
Atlas Copco AB 6.50% due 04/01/08*	89,000	95,042

Metals & Mining — 0.2%
Noranda, Inc. 6.00% due 10/15/15	422,000	441,846

Retail — 0.1%
Jean Coutu Group, Inc. 8.50% due 08/01/14*	125,000	128,125

Telecommunications — 0.7%
British Telecommunications PLC 7.88% due 12/15/05	38,000	39,634
France Telecom SA 9.25% due 03/01/31	269,000	364,654
Koninklijke (Royal) KPN NV 7.50% due 10/01/05	163,000	168,213
Koninklijke (Royal) KPN NV 8.38% due 10/01/30	269,000	349,018
Telus Corp. 7.50% due 06/01/07	210,000	228,165
Telus Corp. 8.00% due 06/01/11	238,000	282,049

		1,431,733

Utilities — 0.2%
Calpine Canada Energy Finance, Ulc 8.50% due 05/01/08	525,000	430,500

Total Foreign Bonds & Notes (cost $4,031,407)		4,238,743

FOREIGN GOVERNMENT AGENCIES — 1.4%
Federal Republic of Brazil 8.00% due 04/15/14	245,109	250,771
Federal Republic of Brazil 11.00% due 08/17/40	360,000	427,140
Republic of Italy 3.75% due 12/14/07	210,000	210,484
United Mexican States 6.75% due 09/27/34	112,000	110,600
United Mexican States 7.50% due 04/08/33	144,000	155,520
Ministry Finance Russia 3.00% due 05/14/08	220,000	204,512
Republic of Panama 7.25% due 03/15/15	40,000	41,600
Government of Canada 7.50% due 09/15/29	246,000	319,862
Republic of Ecuador 8.00% due 08/15/05(2)	165,000	142,312
Russian Federation 5.00% due 03/31/07*(2)	125,000	128,750
Russian Federation 5.00% due 03/31/07(2)	480,000	496,512
Republic of Turkey 9.00% due 06/30/11	190,000	217,075
Republic of Venezuela 8.50% due 10/08/14	100,000	106,000
Republic of Venezuela 9.25% due 09/15/27	225,000	237,375

Total Foreign Government Agencies (cost $2,920,012)		3,048,513

U.S. GOVERNMENT OBLIGATIONS — 0.3%
U.S Treasury Bonds — 0.2%
5.38% due 02/15/31	468,000	506,062

U.S. Treasury Notes — 0.1%
2.25% due 02/15/07	16,000	15,729
2.50% due 10/31/06	47,000	46,561
4.25% due 08/15/14	37,000	37,082
4.25% due 11/15/14	108,000	108,283

		207,655

Total U.S. Government Obligations (cost $705,434)		713,717

U.S. GOVERNMENT AGENCIES — 13.7%
Federal Home Loan Bank — 0.2%
2.75% due 12/15/06	495,000	490,369

Federal Home Loan Mortgage Corporation — 4.9%
3.38% due 08/23/07	293,000	291,340
4.50% due 04/01/19	3,367,656	3,364,427
5.00% due 05/01/34	2,233,652	2,219,624
5.00% due 06/01/34	1,863,861	1,852,156
5.50% due 07/01/34	962,045	977,950
6.00% due 12/01/33	1,805,397	1,867,578
7.00% due 04/01/32	382,627	405,525

		10,978,600

Federal National Mortgage Association — 7.0%
3.41% due 08/30/07	495,000	493,330
5.00% due 07/01/18	1,131,591	1,150,785
5.00% due 08/01/18	1,182,905	1,202,969
5.00% due 07/01/33	1,849,128	1,838,281
5.50% due 11/01/17	696,024	720,105
5.50% due 07/01/19	682,264	705,567
5.50% due 12/01/33	3,553,622	3,610,769
6.00% due 06/01/17	547,445	573,981
6.00% due 12/01/33	1,398,051	1,446,267
6.00% due 05/01/34	589,737	610,116
6.00% due 08/01/34	912,052	943,618
6.50% due 09/01/10	240,438	255,277
6.50% due 09/01/32	1,895,354	1,989,402
6.50% due 04/01/34	324,789	340,717

		15,881,184

Government National Mortgage Association — 1.2%
5.50% due 05/15/33	870,019	889,426
5.50% due 09/15/33	447,057	457,029
5.50% due 12/15/33	940,637	961,619
7.50% due 01/15/32	347,698	373,462
7.50% due 04/15/32	1,259	1,352

		2,682,888

Other — 0.4%
Resolution Funding Corp. Strip zero coupon due 04/15/09	1,000,000	855,903

Total U.S. Government Agencies (cost $30,680,858)		30,888,944

Total Long-Term Investment Securities — 99.2% (cost $208,402,897)		222,931,366

REPURCHASE AGREEMENT — 0.3%

Agreement with State Street Bank & Trust Co., bearing interest at .90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $622,047 and collateralized by $535,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate aggregate value of $636,733

(cost $622,000)	622,000	622,000

TOTAL INVESTMENTS (cost $209,024,897)(2)	99.5%	223,553,366
Assets in excess of liabilities	0.5	1,115,996

NET ASSETS	100.0%	$224,669,362

+	Non-income producing securities
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities was $5,402,132 representing 2.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@	Variable rate security; maturity date reflects the next reset date, rate shown is rate in effect as of December 31, 2004.
(1)	The security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of December 31, 2004.
(2)	Security is a “Step-up” bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security; see Note 1

See Notes to Portfolio of Investments

INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.8%
Australia — 1.6%
Transurban Group	256,500	$1,347,171

Austria — 0.8%
OMV AG	2,130	641,837

Belgium — 5.8%
Belgacom SA +	56,990	2,463,344
Mobistar SA +	18,620	1,745,071
Solvay SA	5,300	583,526

		4,791,941

China — 0.7%
China Mengniu Dairy Co., Ltd.+	743,000	583,105

France — 11.1%
Axa+	131,240	3,243,093
BNP Paribas SA	32,190	2,332,101
Renault SA	20,780	1,738,493
Sanofi-Aventis	23,010	1,839,048

		9,152,735

Germany — 9.8%
HeidelbergCement AG	33,350	2,008,162
Metro AG	49,870	2,744,646
RWE AG	40,250	2,226,689
SAP AG	5,880	1,050,200

		8,029,697

Greece — 3.2%
National Bank of Greece SA	80,890	2,669,579

Hong Kong — 0.8%
Cheung Kong Holdings Ltd.	62,400	624,185
Peregrine Investments Holdings, Ltd.+	91,000	0

		624,185

Indonesia — 1.0%
PT Telekomunikasi Indonesia Sponsored ADR	39,300	826,086

Italy — 4.8%
Capitalia SpA	146,540	671,252
Saipem SpA	271,030	3,260,317

		3,931,569

Japan — 21.3%
Bridgestone Corp.	81,000	1,612,569
Credit Saison Co., Ltd.	30,200	1,099,307
Fujitsu, Ltd.	147,000	956,856
Gigas K’s Denki Corp.	33,990	1,068,096
Hirose Electric Co., Ltd.	11,800	1,379,565
JFE Holdings, Inc.	13,900	396,775
Joyo Bank, Ltd.	234,000	1,141,798
Kaneka Corp.	36,000	407,534
Mitsui & Co., Ltd.	64,000	573,983
Mitsui O.S.K. Lines, Ltd.	243,000	1,458,427
Obayashi Corp.	156,000	983,468
Ono Pharmaceutical Co., Ltd.	24,700	1,386,015
Sharp Corp.	37,970	619,926
Sumitomo Heavy Industries, Ltd.+	293,000	1,089,421
Sumitomo Trust and Banking Co., Ltd.	181,000	1,308,881
Toyota Motor Corp.	24,600	1,001,093
Trend Micro, Inc.	19,000	1,025,373

		17,509,087

Mexico — 1.0%
Cemex SA de CV Sponsored ADR	17,500	637,350
Urbi, Desarrollos Urbanos, SA de CV+	38,923	170,050

		807,400

Norway — 5.9%
DNB NOR ASA	147,250	1,452,649
Statoil ASA	219,000	3,435,067

		4,887,716

Russia — 1.1%
OAO Gazprom Sponsored ADR	25,100	891,050

Singapore — 1.2%
Accord Customer Care Solutions, Ltd.+	1,070,400	560,642
Hi-P International, Ltd.	407,000	418,868

		979,510

South Africa — 0.6%
Foschini, Ltd.	68,500	486,355

South Korea — 1.9%
Hana Bank	31,200	777,589
LG Electronics, Inc.	13,100	811,157

		1,588,746

Sweden — 7.5%
Ericsson LM Telephone Sponsored ADR+	30,130	948,794
Hennes & Mauritz AB, Class B	80,370	2,799,779
Nordea Bank AB	240,110	2,420,828

		6,169,401

Switzerland — 8.1%
Credit Suisse Group	76,300	3,207,405
Roche Holding AG	20,920	2,408,256
Synthes, Inc.+	9,580	1,074,180

		6,689,841

Thailand — 1.4%
Siam Cement Public Co., Ltd.	182,800	1,148,088

Turkey — 0.5%
Akbank T.A.S. Sponsored ADR	45,270	418,747

United Kingdom — 7.7%
Amdocs, Ltd.+	19,700	517,125
AstraZeneca, PLC	22,720	823,985
Burberry Group, PLC	156,420	1,204,247
Enterprise Inns, PLC	138,020	2,106,629
Reckitt Benckiser, PLC	54,460	1,645,741

		6,297,727

United States — 0.0%
Softbrands, Inc.+	40	88

Total Common Stock (cost $67,855,470)		80,471,661

PREFERRED STOCK — 1.8%
Brazil — 1.8%
Banco Bradesco SA	22,500	549,115
Caemi Mineracao e Metalurgica SA	1,090,000	935,693

Total Preferred Stock (cost $1,116,910)		1,484,808

RIGHTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA(2)
(cost $0)	829	7,563

Total Long-Term Investment Securities — 99.5% (cost $68,972,380)		81,964,032

REPURCHASE AGREEMENTS — 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.90%, dated 12/31/04, to be repurchased 01/03/05 in the amount of $583,044 and collateralized by $500,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate aggregate value of $595,078

(cost $583,000)	583,000	583,000

TOTAL INVESTMENTS (cost $69,555,380)(1)	100.3%	82,547,032
Liabilities in excess of other assets	(0.3)	(208,369)

NET ASSETS	100.0%	$82,338,663

+	Non-income producing securities
(1)	See Note 4 for cost of investments on a tax basis
(2)	Illiquid security

ADR - American Depository Receipt

See Notes to Portfolio of Investments

Portfolio breakdown as a percentage of net assets by industry:

Banks	18.8%
Consumer Discretionary	17.6
Informationa Technology	13.9
Energy	10.1
Industrial & Commercial	9.6
Healthcare	9.1
Finance	7.0
Materials	5.0
Information & Entertainment	4.3
Utilities	2.7
Real Estate	0.8
Consumer Staples	0.7
Repurchase Agreements	0.7

100.3%

SUNAMERICA VALUE FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.9%
Aerospace & Military Technology — 5.9%
Alliant Techsystems, Inc.+	75,000	$4,903,500
General Dynamics Corp.	35,000	3,661,000
United Technologies Corp.	50,000	5,167,500

		13,732,000

Banks — 11.2%
Bank of America Corp.	192,400	9,040,876
North Fork Bancorp., Inc.	125,000	3,606,250
U.S. Bancorp	145,000	4,541,400
Wachovia Corp.	85,000	4,471,000
Wells Fargo & Co.	70,000	4,350,500

		26,010,026

Broadcasting & Media — 5.0%
Fox Entertainment Group, Inc., Class A+	125,000	3,907,500
Time Warner, Inc.+	250,000	4,860,000
Walt Disney Co.	100,000	2,780,000

		11,547,500

Chemicals — 3.6%
du Pont (E.I.) de Nemours & Co.	124,400	6,101,820
Praxair, Inc.	50,000	2,207,500

		8,309,320

Computers & Business Equipment — 2.9%
Hewlett-Packard Co.	160,000	3,355,200
International Business Machines Corp.	33,400	3,292,572

		6,647,772

Conglomerate — 6.9%
General Electric Co.	300,000	10,950,000
Tyco International, Ltd.	145,000	5,182,300

		16,132,300

Computer Software — 1.2%
Microsoft Corp.	106,400	2,841,944

Electronics — 1.5%
Applied Materials, Inc.+	200,000	3,420,000

Energy Sources — 8.9%
ChevronTexaco Corp.	160,000	8,401,600
Exxon Mobil Corp.	172,900	8,862,854
Marathon Oil Corp.	90,000	3,384,900

		20,649,354

Financial Services — 16.7%
American Express Co.	80,000	4,509,600
Capital One Financial Corp.	40,000	3,368,400
Citigroup, Inc.	200,000	9,636,000
Goldman Sachs Group, Inc.	45,000	4,681,800
J.P. Morgan Chase & Co.	185,000	7,216,850
Merrill Lynch & Co., Inc.	80,000	4,781,600
Morgan Stanley	81,000	4,497,120

		38,691,370

Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.	60,000	3,666,000
Diageo, PLC Sponsored ADR	60,000	3,472,800
Kraft Foods, Inc., Class A	102,100	3,635,781
Unilever NV	35,000	2,334,850

		13,109,431

Household & Personal Products — 1.4%
Kimberly-Clark Corp.	49,800	3,277,338

Insurance — 2.8%
Allstate Corp.	60,000	3,103,200
Chubb Corp.	45,000	3,460,500

		6,563,700

Leisure & Tourism — 1.7%
Harrah’s Entertainment, Inc.	60,000	4,013,400

Manufacturing — 1.8%
ITT Industries, Inc.	50,000	4,222,500

Medical Products — 1.4%
Johnson & Johnson	50,000	3,171,000

Pharmaceuticals — 2.9%
Merck & Co., Inc.	130,000	4,178,200
Pfizer, Inc.	100,000	2,689,000

		6,867,200

Restaurants — 2.1%
Wendy’s International, Inc.	125,000	4,907,500

Retail — 5.0%
Federated Department Stores, Inc.	70,000	4,045,300
Home Depot, Inc.	80,000	3,419,200
Limited Brands, Inc.	181,074	4,168,323

		11,632,823

Telecommunications — 3.8%
BellSouth Corp.	155,000	4,307,450
Verizon Communications, Inc.	110,000	4,456,100

		8,763,550

Utilities — 5.6%
Exelon Corp.	110,000	4,847,700
FPL Group, Inc.	55,000	4,111,250
Southern Co.	120,000	4,022,400

		12,981,350

Total Long-Term Investment Securities—97.9%
(cost $203,181,057)		227,491,378

REPURCHASE AGREEMENTS — 1.9%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	338,000	338,000
UBS Securities, LLC Joint Repurchase Agreement (1)	4,000,000	4,000,000

Total Repurchase Agreements (cost $4,338,000)		4,338,000

TOTAL INVESTMENTS (cost $207,519,057)(2)	99.8%	231,829,378
Other assets less liabilities	0.2	385,210

NET ASSETS	100.0%	$232,214,588

+	Non-income producing securities
(1)	See note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis

ADR - American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA BIOTECH/HEALTH FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 91.3%
Biomedical — 10.7%
ID Biomedical Corp.+	20,000	$297,800
Millennium Pharmaceuticals, Inc.+	100,000	1,212,000
Nektar Therapeutics+	20,000	404,800
Transkaryotic Therapies, Inc.+	100,000	2,539,000

		4,453,600

Biotechnology — 6.4%
Biomarin Pharmaceutical, Inc.+	100,000	639,000
Medicines Co.+	70,000	2,016,000

		2,655,000

Distribution — 5.7%
Caremark Rx, Inc.+	60,000	2,365,800

Genomics — 6.5%
Invitrogen Corp.+	40,000	2,685,200

Health Maintenance Organization — 4.1%
Centene Corp.+	60,000	1,701,000

Health Services — 2.2%
Medco Health Solutions, Inc.+	22,412	932,339

Medical Devices — 5.8%
Integra LifeSciences Holdings Corp.+	65,000	2,400,450

Medical Drugs — 15.3%
Cephalon, Inc.+	25,000	1,272,000
Forest Laboratories, Inc.+	60,000	2,691,600
OSI Pharmaceuticals, Inc.+	20,000	1,497,000
Salix Pharmaceuticals, Ltd.+	50,000	879,500

		6,340,100

Medical Information Systems — 2.3%
Covance, Inc.+	25,000	968,750

Medical Products — 1.1%
Encore Medical Corp.+	50,000	339,500
Vnus Medical Technologies, Inc.+	10,000	135,200

		474,700

Pharmaceuticals — 10.8%
IVAX Corp.+	50,000	791,000
Onyx Pharmaceuticals, Inc.+	110,000	3,562,900
Praecis Pharmaceuticals, Inc.+	60,000	114,000

		4,467,900

Therapeutics — 20.4%
Connetics Corp.+	40,000	971,600
Critical Therapeutics, Inc.+	60,000	480,000
Cypress Bioscience, Inc.+	140,000	1,968,400
Dyax Corp.+	125,000	902,500
Gilead Sciences, Inc.+	15,000	524,850
Medarex, Inc.+	85,000	916,300
MGI Pharma, Inc.+	80,000	2,240,800
Vion Pharmaceuticals, Inc.+	100,000	469,000

		8,473,450

Total Long-Term Investment Securities - 91.3% (cost $34,353,444)		37,918,289

REPURCHASE AGREEMENTS — 9.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $3,712,000)	3,712,000	3,712,000

TOTAL INVESTMENTS (cost $38,065,444)	100.3%	41,630,289
Liabilities in excess of other assets	(0.3)	(109,085)

NET ASSETS	100.0%	$41,521,204

+	Non-income producing securities
(1)	See Note 4 for cost of investments on a tax basis
(2)	See Note 2 for details of Joint Repurchase Agreement

See Notes to Portfolio of Investments

TAX MANAGED EQUITY FUND

PORTFOLIO OF INVESTMENTS - December 31, 2004 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.8%
Aerospace & Military Technology — 2.7%
Raytheon Co.	12,600	$489,258
United Technologies Corp.	8,600	888,810

		1,378,068

Apparel & Textiles — 0.3%
Jones Apparel Group, Inc.	4,000	146,280

Automotive — 1.8%
Johnson Controls, Inc.	14,400	913,536

Banks — 5.9%
Bank of America Corp.	23,106	1,085,751
Bank of New York Co., Inc.	15,800	528,036
U.S. Bancorp	12,431	389,339
Wachovia Corp.	5,200	273,520
Wells Fargo & Co.	12,000	745,800

		3,022,446

Broadcasting & Media — 4.2%
Comcast Corp., Class A+	18,000	591,120
E.W. Scripps Co., Class A	11,100	535,908
Gannett Co., Inc.	5,300	433,010
News Corp., Class B	20,200	387,840
Viacom, Inc., Class B	6,000	218,340

		2,166,218

Business Services — 1.1%
Accenture, Ltd., Class A+	21,800	588,600

Chemicals — 0.8%
Air Products & Chemicals, Inc.	6,700	388,399

Communication Equipment — 0.3%
Juniper Networks, Inc.+	5,300	144,107

Computer Software — 3.9%
Microsoft Corp.	57,400	1,533,154
Oracle Corp.+	36,700	503,524

		2,036,678

Computers & Business Equipment — 4.4%
Dell, Inc.+	19,500	821,730
International Business Machines Corp.	8,700	857,646
Lexmark International, Inc., Class A+	6,800	578,000

		2,257,376

Conglomerate — 6.1%
General Electric Co.	53,300	1,945,450
Tyco International, Ltd.	33,100	1,182,994

		3,128,444

Electronics — 2.6%
Altera Corp.+	20,900	432,630
Analog Devices, Inc.	8,400	310,128
Intel Corp.	25,600	598,784

		1,341,542

Energy Services — 0.8%
Baker Hughes, Inc.	10,300	439,501

Energy Sources — 7.0%
Anadarko Petroleum Corp.	7,000	453,670
ChevronTexaco Corp.	24,000	1,260,240
ConocoPhillips	7,500	651,225
Exxon Mobil Corp.	24,520	1,256,895

		3,622,030

Financial Services — 9.7%
Charles Schwab Corp.	14,900	178,204
CIT Group, Inc.	8,300	380,306
Citigroup, Inc.	38,566	1,858,110
Freddie Mac	16,200	1,193,940
Goldman Sachs Group, Inc.	3,702	385,156
Morgan Stanley	11,200	621,824
Washington Mutual, Inc.	9,400	397,432

		5,014,972

Food, Beverage & Tobacco — 4.3%
Altria Group, Inc.	12,900	788,190
Anheuser-Busch Cos., Inc.	7,000	355,110
Coca-Cola Co.	13,700	570,331
PepsiCo, Inc.	9,900	516,780

		2,230,411

Forest Products — 1.2%
Temple-Inland, Inc.	9,200	629,280

Health Services — 0.4%
HCA, Inc.	5,000	199,800

Household & Personal Products — 2.9%
Gillette Co.	11,200	501,536
Procter & Gamble Co.	18,000	991,440

		1,492,976

Insurance — 5.3%
Allstate Corp.	7,100	367,212
AMBAC Financial Group, Inc.	12,000	985,560
American International Group, Inc. #	5,500	361,185
RenaissanceRe Holdings, Ltd.	8,400	437,472
Torchmark Corp.	3,800	217,132
Willis Group Holdings, Ltd.	9,300	382,881

		2,751,442

Machinery — 3.1%
Cooper Industries, Ltd., Class A	7,400	502,386
Danaher Corp.	8,500	487,985
Deere & Co.	8,500	632,400

		1,622,771

Medical Products — 5.1%
Boston Scientific Corp.+	7,000	248,850
Guidant Corp.	13,000	937,300
Johnson & Johnson	22,744	1,442,424

		2,628,574

Metals & Mining — 0.9%
Alcoa, Inc.	15,200	477,584

Pharmaceuticals — 6.4%
Amgen, Inc.+	8,000	513,200
Eli Lilly and Co.	12,000	681,000
Gilead Sciences, Inc.+	6,600	230,934
OSI Pharmaceuticals, Inc.+	1,100	82,335
Pfizer, Inc.	32,505	874,059
Sepracor, Inc.+	5,800	344,346
Wyeth	13,000	553,670

		3,279,544

Restaurants — 0.8%
Yum! Brands, Inc.	8,600	405,748

Retail — 6.7%
Home Depot, Inc.	17,450	745,813
Kohl’s Corp.+	9,500	467,115
Target Corp.	11,400	592,002
TJX Cos., Inc.	21,000	527,730
Wal-Mart Stores, Inc.	21,100	1,114,502

		3,447,162

Telecommunications — 5.5%
Cisco Systems, Inc.+	47,700	920,610
Corning, Inc.+	9,600	112,992
Nextel Communications, Inc., Class A+	10,300	309,000
QUALCOMM, Inc.	9,800	415,520
SBC Communications, Inc.	10,900	280,893
Verizon Communications, Inc.	20,352	824,460

		2,863,475

Transportation — 1.6%
Union Pacific Corp.	6,100	410,225
United Parcel Service, Inc., Class B	4,600	393,116

		803,341

Utilities — 2.0%
Dominion Resources, Inc.	7,100	480,954
Pinnacle West Capital Corp.	12,800	568,448

		1,049,402

Total Long-Term Investment Securities - 97.8% (cost $47,424,944)		50,469,707

SHORT-TERM INVESTMENTS — 2.0%
Time Deposit with State Street Bank & Trust Co. 0.85% due 01/03/05 (cost $1,017,000)	1,017,000	1,017,000

TOTAL INVESTMENTS (cost $48,441,944)(1)	99.8%	51,486,707
Other assets less liabilities	0.2	96,150

NET ASSETS	100.0%	$51,582,857

+	Non-income producing securities
#	Security represents an investment in an affiliated company - See Note 3
(1)	See note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid price. Securities listed on the NASDAQ Stock market are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust’s Trustees.

Note 2. Repurchase Agreements

As of December 31, 2004, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	3.02%	$3,155,000
Growth Opportunities	0.21	222,000
New Century	0.77	804,000
Growth and Income	0.13	132,000
Value	0.32	338,000
Biotech/Health	3.56	3,712,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated December 31, 2004, bearing interest at a rate of 1.55% per annum, with a principal amount of $104,311,000, a repurchase price of $104,324,474 due January 3, 2005 collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	07/31/05	$40,800,000	$40,805,834
U.S. Treasury Notes	2.38	08/31/06	4,410,000	4,398,975
U.S. Treasury Notes	2.50	09/30/06	20,455,000	20,402,062
U.S. Treasury Notes	3.00	11/15/07	20,455,000	20,401,940
U.S. Treasury Notes	3.00	02/15/09	20,555,000	20,400,838

In addition, at December 31, 2004, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Interest	Principal Amount
Growth Opportunities	2.40%	$6,000,000
New Century	0.80	2,000,000
Growth and Income	1.20	3,000,000
Value	1.60	4,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC. Repurchase Agreement, dated December 31, 2004, bearing interest at a rate of 1.60% per annum, with a principal amount of $250,000,000, a repurchase price of $250,033,333 due January 3, 2005 collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.38%	4/15/32	$50,000,000	$71,187,500
U.S. Treasury Inflation Index Bonds	3.88	4/15/29	114,974,000	183,814,683

Note 3. Transactions with Affiliates

As disclosed in the investment portfolios, certain Funds own common stock issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the three months ended December 31, 2004, the following Funds recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

Fund	Security	Income	Market Value at September 30, 2004	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at December 31, 2004
Tax Managed Equity	American International Group, Inc.	$465	$543,920	$—	$156,380	$(20,737)	$(5,618)	$361,185

Note 4. Federal Income Taxes

As of December 31, 2004, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund
Aggregate Unrealized Gain	$10,071,029	$13,822,495	$20,586,087	$19,983,152	$16,495,507
Aggregate Unrealized Loss	(2,320,533)	(2,415,293)	(3,655,027)	(2,838,370)	(3,580,476)

Net unrealized Gain (Loss)	$7,750,496	$11,407,202	$16,931,060	$17,144,782	$12,915,031

Cost of Investments	$92,282,661	$92,966,286	$85,796,161	$156,913,505	$210,527,492

		International Equity Fund	Value Fund	Biotech/Health Fund	Tax Managed Equity Fund
Aggregate Unrealized Gain		$13,496,752	$24,443,310	$6,905,008	$8,314,695
Aggregate Unrealized Loss		(595,162)	(383,182)	(3,420,100)	(5,271,096)

Net unrealized Gain (Loss)		$12,901,591	$24,060,128	$3,484,908	$3,043,599

Cost of Investments		$69,645,442	$207,769,250	$38,145,381	$48,443,109

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. However, the registrant enhanced its internal controls with respect to monitoring proof of claim and bankruptcy filings.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	March 1, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	March 1, 2005